Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BrewBilt Brewing Company
Entity Central Index Key	0001399306
Entity Tax Identification Number	86-3424797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	175 Joerschke Dr.
Entity Address, Address Line Two	Ste. A
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	205-3437
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false